Long Term Deposit and Prepayment (Tables)	6 Months Ended
May 31, 2025
Long Term Deposit and Prepayment [Abstract]
Schedule of Long Term Deposit and Prepayment

Long term deposit and prepayment consist of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Prepayment of consulting fee	500,000	—	—
Total	500,000	—	—